Statement of Operations - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
Total revenue	$ 0	$ 0
Operating expenses:
General and administrative	7,609,426	52,284
Total operating expenses	7,609,426	52,284
(Loss) income from operations	(7,609,426)	(52,284)
Other expenses	0	0
Net income (loss) before income taxes	(7,609,426)	(52,284)
Provision for income taxes	0	0
Net income (loss)	(7,609,426)	(52,284)
Loss per common share - Basic and diluted	$ (0.00)	$ (0.00)
Weighted average common shares outstanding - Basic and diluted	225,964,567	91,578,251